Note 17 - Segmented Information - Geographical Information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Segmented revenue	$ 977,389	$ 895,205	$ 1,074,513	$ 1,007,169	$ 1,040,514
Identifiable non-current assets	497,575	395,105	497,575	395,105	1,425,690
Latin America [member]
Statement Line Items [Line Items]
Segmented revenue			194,053	87,370	112,458
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	497,065	394,501	497,065	394,501	1,422,058
CHINA
Statement Line Items [Line Items]
Segmented revenue			861,747	894,643	898,155
Identifiable non-current assets	$ 510	$ 604	510	604	3,632
Other [member]
Statement Line Items [Line Items]
Segmented revenue			$ 18,713	$ 25,156	$ 29,901